Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Operating Lease [Line Items]
Cost		¥ 31,423	¥ 49,493
Accumulated depreciation		(816)	(741)
Net carrying amount		30,607	48,752
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	21	21
Accumulated depreciation	[1]
Net carrying amount	[1]	21	21
Aircraft [Member]
Operating Lease [Line Items]
Cost		31,402	49,472
Accumulated depreciation		(816)	(741)
Net carrying amount		¥ 30,586	¥ 48,731

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.